GOODWILL (Tables)	12 Months Ended
Jun. 26, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes In Carrying Amount Of Goodwill
The changes in the carrying amount of goodwill for the fiscal years ended June 26, 2013 and June 27, 2012 are as follows (in thousands):

	2013	2012
Balance at beginning of year:
Goodwill	$188,438	$186,923
Accumulated impairment losses(a)	(62,834)	(62,834)
	125,604	124,089
Changes in goodwill:
Additions(b)	16,499	1,515
Balance at end of year:
Goodwill	204,937	188,438
Accumulated impairment losses	(62,834)	(62,834)
	$142,103	$125,604
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(a)	The impairment losses recorded in prior years are related to restaurant brands that we no longer own.

(b)	Additions for the current year reflect the preliminary goodwill acquired as a result of the purchase of restaurants from a franchisee.